Right-of-Use Assets and Finance Lease Liabilities	6 Months Ended
Jun. 30, 2023
Right-of Use Assets and Finance Lease Liabilities [Abstract]
Right-of Use Assets and Finance Lease Liabilities
6.	Right-of-Use assets and Finance Lease Liabilities:

On February 9, 2023, the Company entered into a bareboat charter agreement with an unaffiliated third party for a secondhand Panamax vessel, the Oceanic Power, which was renamed Chrisea. The vessel was delivered to the Company on February 21, 2023, under an 18-month bareboat charter plus 30-days in lessee’s option at a daily rate of $7.3. The Company made a down payment of $3,500 on signing of the bareboat charter agreement and a payment of $3,500 upon commencement of the bareboat charter. At the end of the 18-month bareboat period, the Company has an option to repurchase the vessel for $12,360. The Company has classified the above transaction as a finance lease. At the commencement date, the company recognized a finance lease liability equal to the present value of lease payments during the bareboat charter period using an implicit rate of 6.5%. The Company recognized a finance lease liability of $15,067 and a corresponding right-of-use asset of $22,767 which also includes $700 of initial direct costs. The amount of the right-of-use-assets is amortized on a straight-line method based on the estimated useful life of the vessel. During the six-month period ended June 30, 2023, the amortization of the right-of-use asset amounted to $536 and is presented in the Company’s unaudited interim consolidated statements of operations under “Depreciation and amortization”. Interest expense on the finance lease liability for the same period amounted to $328 (Note 12). As of June 30, 2023, the right-of-use amounted to $22,230 and is presented under “Right-of-use asset” in the accompanying consolidated balance sheets. The weighted average remaining lease term for the bareboat charter was 1.14 years as of June 30, 2023.

The annual lease payments under the Chrisea bareboat charter agreement are as follows:

Twelve month periods ending June 30,	Amount
2024	2,672
2025	12,586
Total undiscounted lease payments	15,258
Less: Discount based on implicit rate	(957)
Present value of finance lease liabilities	14,301

Finance lease liabilities, current	1,824
Finance lease liabilities, non-current	12,477
Present value of finance lease liabilities	14,301